Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series E
Account Value	$ 18,736	$ 15,907	$ 14,355	$ 14,301	$ 10,921	$ 10,731
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series I
Account Value	$ 12,013	10,659	9,908	11,372	9,763	10,225
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series CH
Account Value	$ 11,169	10,082	9,997	11,440	10,332	10,306
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series H
Account Value	$ 11,404	10,199	9,964	11,300	10,102	10,131
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 21,580	17,108	14,908	17,191	12,921	10,640
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,390	9,683	9,800	11,075	11,085	10,411
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,815	10,194	10,023	10,970	10,610	10,277
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,815	10,194	10,023	10,970	10,610	10,277
MSCI USA High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA High Dividend Yield Index
Account Value	$ 16,958	14,195	13,173	13,764	11,012	10,654
Bloomberg High Yield Very Liquid Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Very Liquid Index
Account Value	$ 12,552	11,153	10,409	11,733	10,787	10,359
50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index
Account Value	$ 11,775	10,614	10,202	11,736	11,111	10,493
Bloomberg Municipal Bond California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Account Value	$ 10,786	$ 10,211	$ 10,004	$ 10,929	$ 10,629	$ 10,282